Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

7. Subsequent Events

During the period from October 16, 2018 to November 14, 2018, the Company received net proceeds of $420,250 from four separate convertible note transactions with institutional lenders in the aggregate principal amount of $476,000. In addition, effective October 31, 2018, the Company entered into a Securities Purchase Agreement with EMA Financial, LLC (“EMA”) pursuant to which the Company executed a convertible note in the principal amount of $150,000 and issued EMA warrants to purchase 312,500 shares. To date, EMA has not yet funded the loan proceeds underlying their $150,000 convertible note.

In connection with these convertible note transactions that occurred after September 30, 2018, the Company reserved a total of 14,038,123 shares of its common stock underlying the conversion of these notes and the exercise of the warrants, which share reserves are subject to increase in the event of a decline in the price of the Company’s shares, from time to time.

On October 8, 2018, the Company issued 37,500 restricted shares to Mr. Stephen Kann as partial consideration for services to be rendered by Mr. Kann pursuant to his engagement to provide investor relation services to the Company.

On September 13, 2018, the Company incorporated PT. Kinerja Simpan Pinjam, a new wholly-owned subsidiary, for the purpose of managing its KFUND brand as a peer-to-peer (P2P) lending platform focusing on micro-lending activities. The Company plans to develop the KFUND brand mainly targeting the consumer sector to facilitate micro loans ranging from $100 to $1,000 on biweekly or monthly term. The main consumer target group are individuals who have only limited access to banking services and are not familiar with the banking system. The Company reasonably expects that the costs of developing, lunching and funding this peer-to-peer micro lending facility during its initial start-up period to be approximately $175,000. However, there can be no assurance that we will not experience cost higher than estimated and/or delays in this project that could adversely impact the Company’s results of operations and liquidity and capital resources. Until September 30, 2018, KFUND is still in preparation stage and expected to start in December 2018 or the first quarter of 2019.

On November 2, 2018, the Company filed a registration statement on Form S-1 for the purpose of offering a total of up to 300,000 shares of our 11% Series C Cumulative Redeemable Perpetual Preferred Stock (“Series C Preferred Stock”), at an Offering price of $25 per share. If the Offering is successful, of which there can be no assurance, the gross proceeds will be $7.5 million. The Company’s intention is to have these shares of Series C Preferred Stock subject to quotation on the OTCQB.

On November 9, 2018, the Company, having determined not proceed with the Tangiers’ Investment Agreement, filed a Form RW to withdraw the registration statement related to the Tangiers’ Investment Agreement.

9. Subsequent Events

On January 2, 2018, the Company received $100,000 as a result of the exercise by an institutional investor of 100,000 Class C Warrants that had been originally issued as part of a unit purchase transaction in April 2017. The Class C Warrants were exercisable for a period of 12 months to purchase 100,000 shares of common stock at an exercise price of $1.00 per share.

On January 3 and January 4, 2018, the Company issued a total of 581,171 restricted shares to third parties in consideration for services valued at $1.82 per share based upon the price of the shares on the date of issuance.

On January 11, 2018, the Company entering into an Advisory Agreement with Blockchain Industries, Inc., a public Nevada corporation and Fintech Financial Consultants, Inc., a Nevada corporation. In connection with the Advisory Agreement, the Registrant agreed to issue 1,000,000 shares valued at $1.05 per share to Blockchain Industries, an “accredited investor,” as that term is defined in Rule 501 under Regulation D promulgated by the SEC under the Act.

On January 16, 2018, the Company issued 20,000 restricted shares to a key employee for services valued at $1.80 based upon the price of the shares on the date of issuance.

On February 9, 2018, the Company issued a total of 200,000 restricted shares to two parties in consideration for services valued at $0.97 per share based upon the price of the shares on the date of issuance.

On January 23 and February 14, 2018, the Company issued a total of 200,000 restricted shares to third parties for services valued at $1.37 per share based upon the price of the shares on the respective dates of issuance.

On March 12, 2018, the Company issued 80,000 restricted shares to a third party for services valued at $1.05 per share based upon the price of the shares on the date of issuance.

On January 9, 2018, the Company entered into a Series A Convertible Preferred Stock Securities Purchase Agreement (the “Agreement”) with an institutional investor for an aggregate purchase price of $500,000 (the “Share Purchase Price”). The total net proceeds to the Registrant for issuance and sale of the Series A Convertible Preferred Stock (the “Preferred Stock”) was $445,000 after payment of due diligence and legal fees related to this transaction.

The Preferred Stock is convertible into 400,000 shares of the Registrant’s Common Stock, at a conversion price of $1.25 per share. In addition, the Registrant issued to the Investor Class N Warrants (the “Warrants”) exercisable to purchase 400,000 shares on a cashless basis, at an exercise price of $1.25 per Share, during a period of three (3) years from the date of the Agreement.

The issuances of the above-referenced restricted shares were made in reliance upon the exemptions provided in Section 4(2) of the Act and Regulation D and Regulation S promulgated by the SEC under the Act.